Minimum capital requirements (Tables)	12 Months Ended
Dec. 31, 2020
Minimum capital requirements
Schedule of minimum capital requirements calculated in accordance with the Mexican Banking GAAP for the Bank

	12/31/2019	12/31/2020

Computable capital:	125,083	151,458
Core capital	138,371	158,786
Supplementary capital	24,847	27,203
Deductible items	(47,555)	(44,479)
Subordinated Additional Tier I Capital Notes (see Note 22.c)	9,420	9,948

Capital requirements:	61,127	63,746
Market risk	13,988	15,398
Credit risk	42,922	43,215
Operational risk	4,217	5,133

Excess of capital requirements	63,956	87,712
Risk-weighted assets	764,093	796,836

Schedule of capital ratios in accordance to the data published by the CNBV

	12/31/2019	12/31/2020

Net Capital / Required Capital	2.05	2.38
Minimum capital requirements	Not applicable	Not applicable

Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk	11.89%	14.35%
Minimum capital requirements	8.20%	8.20%

Basic Capital / Assets subject to Credit, Market and Operating Risk	13.12%	15.59%
Minimum capital requirements	9.70%	9.70%

Net Capital / Assets subject to Credit Risk	23.31%	28.04%
Minimum capital requirements	Not applicable	Not applicable

Net Capital / Assets subject to Credit, Market and Operating Risk	16.37%	19.01%

Minimum capital requirements	11.70%	11.70%